Related Party Transactions - Additional Information (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			69 Months Ended	78 Months Ended					3 Months Ended		9 Months Ended		78 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2010	Nov. 30, 2007	Aug. 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2011	Sep. 30, 2012	Mar. 28, 2012	Oct. 19, 2009	Dec. 03, 2007	Jul. 13, 2007	Sep. 30, 2012 Chief Executive Officer [Member]	Sep. 30, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Sep. 30, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Jul. 13, 2007 Chief Executive Officer [Member]	Jul. 13, 2007 Accredited Investors [Member]	Dec. 31, 2010 Related Party Transactions	Oct. 31, 2009 Arkenol Inc [Member]	Dec. 31, 2008 Arkenol Inc [Member]	Dec. 30, 2006 Arkenol Inc [Member]	Mar. 09, 2009 Arkenol Inc [Member]	Feb. 28, 2009 Arkenol Inc [Member]	Dec. 31, 2007 Ark Energy Inc [Member]	Dec. 30, 2006 Ark Energy Inc [Member]	Mar. 01, 2006 Ark Energy Inc [Member]	Nov. 10, 2011 Majority Shareholder [Member] Chief Executive Officer [Member]	Dec. 31, 2007 Majority Shareholder [Member] Chief Executive Officer [Member]	Mar. 31, 2007 Majority Shareholder [Member] Chief Executive Officer [Member]	Dec. 31, 2010 After receipt of investment financing or a commitment from a third party to provide $1,000,000 to the Company
Related Party Transaction [Line Items]
Net proceeds from related party notes payable	$ 200,000
Loan agreement, one-time fees as a percentage of loan	15.00%								15.00%
Loan agreement, one-time fees payable in shares of common stock, per-share value	$ 0.50								$ 0.50
Loan agreement, warrants issued	500,000
Warrants exercise price	0.50								0.50	5.45					2.90	5.00
Warrant expiration date	2013-12-15								2013-12-15					Aug-10
Loan repayment period																																				30 days
Expected volatility		118.00%	118.00%					113.00%		118.00%														112.60%
Risk-free interest rate		4.05%	4.05%					4.94%		4.05%														1.10%
Annual dividend yield		0.00%	0.00%					0.00%		0.00%														0.00%
Expected life (years)		3 years	3 years					5 years		5 years														3 years
Discount on related party note payable	83,736								83,736		83,736	83,736
Accretion of discount on note payable to related party				0	26,700		73,885	73,885	9,851		83,736	83,736
Related party interest expense				1,322	34,218	2,412	97,638	104,402			169,368	171,780					0	7,600	0	24,000	30,000
Related party license fee											1,000,000	1,000,000														1,000,000
Technology License Agreement Royalty Payment Percentage																											4.00%
Technology License Agreement One Time License Fee																											40.00
Technology License Agreement One Time Exclusivity Fee Prepayment																											30,000
Related Party Transaction, Due from (to) Related Party																												970,000
Equity Method Investment, Ownership Percentage																																50.00%
Asset Transfer and Acquisition Agreement Maximum Performance Bonus																															16,000,000
Promissory note													300,000																570,000				40,000		1,500,000
Line of Credit Facility, Frequency of Payments																																	the Company is to repay any principal balance and interest, at 12% per annum, within 30 days of receiving qualified investment financing of $100,000 or more.	the Company is to repay any principal balance and interest, at 10% per annum, within 30 days of receiving qualified investment financing of $5,000,000 or more.
Line Of Credit Facility Installment Percentage																																	12.00%	10.00%
Line Of Credit Facility Qualified Investment Financing																																	100,000	5,000,000
Line of Credit Facility, Periodic Payment																																		631,000
Line of Credit Facility, Periodic Payment, Interest																									500									37,800
Line Of Credit Facility Amount Utilized																									175,000
Line of Credit Facility, Current Borrowing Capacity																																	19,000
Line of Credit Facility, Remaining Borrowing Capacity																																	21,000
Payments To Acquire Office Furniture and Equipment																														39,000
Convertible Debt																						$ 25,000	$ 500,000
Number Of Accredited Investors																0							0